Employee benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee benefits	Employee benefits
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021	December 31, 2020
NET LIABILITY AT BEGINNING OF PERIOD	(6,839)	(7,987)	(8,094)
Recognized in profit or loss	2,594	(621)	653
Recognized in other comprehensive income	942	1,453	(97)
Foreign currency translation differences	184	316	(449)
Reclassification equity-settled LTIPs	1,484	—	—
NET LIABILITY AT END OF PERIOD	(1,635)	(6,839)	(7,987)

Present value of funded obligation	(4,595)	(4,865)	(5,074)
Fair value of plan assets	4,434	4,224	3,940
	(161)	(641)	(1,134)
Present value of unfunded obligations	(1,474)	(6,198)	(6,853)
NET LIABILITY	(1,635)	(6,839)	(7,987)

Amounts in the balance sheet:
Liabilities	(1,635)	(6,839)	(7,987)
Assets	—	—	—
NET LIABILITY	(1,635)	(6,839)	(7,987)

Liability for defined benefit obligations

The Group makes contributions to three defined benefit plans that provide pension benefits for employees upon retirement. One plan - the Belgian plan - is fully insured through an insurance company. The second and third - French and Greek plans - are uninsured and unfunded. The unfunded obligations at December 31, 2021 and December 31, 2020 also include provisions in respect of LTIP 2017, LTIP 2018, TBIP 2019, LTIP 2019 and LTIP 2020 (see Note 24). At December 31, 2022, the unfunded obligations related to LTIP 2020 and LTIP 2021 were reclassified to equity because these obligations are equity-settled incentive plans (see Note 24).

The Group expects to contribute the following amount to its defined benefit pension plans in 2023: $50,186.
The valuation used for the defined contribution plans is the Projected Unit Credit Cost as prescribed by IAS 19 R.

The Group expects to contribute the following amount to its defined contribution pension plans in 2023: $348,383.